Loans Receivable (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	$ 70,266	$ 32,316	$ 20,699
Provision for loan losses	10,500	49,394	30,500
Losses charged off	(51,685)	(11,780)	(18,884)
Recoveries	2,748	336	1
Ending Allowance for Loan Losses	31,829	70,266	32,316
Residential [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	6,663	4,427	3,680
Provision for loan losses	5,318	4,076	4,117
Losses charged off	(5,329)	(1,840)	(3,371)
Recoveries	289	0	1
Ending Allowance for Loan Losses	6,941	6,663	4,427
Residential Held For Sale [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	12	10	0
Provision for loan losses	(16)	2	10
Losses charged off	0	0	0
Recoveries	4	0	0
Ending Allowance for Loan Losses	0	12	10
Commercial Real Estate [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	13,201	6,708	8,936
Provision for loan losses	7,291	8,679	(505)
Losses charged off	(15,122)	(2,186)	(1,723)
Recoveries	1,716	0	0
Ending Allowance for Loan Losses	7,086	13,201	6,708
Construction and Development [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	41,863	19,018	6,272
Provision for loan losses	1,990	29,682	26,185
Losses charged off	(27,966)	(7,164)	(13,439)
Recoveries	703	327	0
Ending Allowance for Loan Losses	16,590	41,863	19,018
Commercial [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	7,682	1,015	1,123
Provision for loan losses	(4,600)	6,758	65
Losses charged off	(2,569)	(91)	(173)
Recoveries	0	0	0
Ending Allowance for Loan Losses	513	7,682	1,015
Installment [Member]
Activity in the allowance for losses on loans
Beginning Allowance for Loan Losses	845	1,138	688
Provision for loan losses	517	197	628
Losses charged off	(699)	(499)	(178)
Recoveries	36	9	0
Ending Allowance for Loan Losses	$ 699	$ 845	$ 1,138